12. FINANCIAL INSTRUMENTS (Details 11)	Dec. 31, 2017
CDI
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	6.89%
CDI | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	8.61%
CDI | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	10.34%
TJLP
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	7.00%
TJLP | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	8.75%
TJLP | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	10.50%
LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	1.84%
LIBOR | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	2.30%
LIBOR | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	2.76%